Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ 500	$ (130)	$ (641)
Gain on liquidation of foreign subsidiary, before tax			(31)
Changes attributable to divestments, before tax	519	(2)	12
Foreign currency translation adjustments, before tax	1,019	(132)	(660)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	31	16	(5)
Reclassification adjustments for net (gains) losses included in net income, before tax	(18)	1	1
Changes attributable to divestments	(3)
Net change during the year	10	17	(4)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	55	3	(11)
Net actuarial gains (losses) arising during the year, before tax	(243)	(293)	(411)
Amortization of prior service cost (credit) included in net income, before tax	(11)	(25)	(19)
Amortization of net actuarial loss included in net income, before tax	113	99	91
Net losses from pension settlements included in net income, before tax	650	38	23
Changes attributable to divestments, before tax	186
Net change during the year	750	(178)	(327)
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	2	20	(51)
Reclassification adjustments for net (gains) losses included in net income, before tax	(2)	(9)	20
Net change during the year	0	11	(31)
Total other comprehensive income (loss), before tax	1,779	(282)	(1,022)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	(2)		14
Foreign currency translation adjustments, tax effect	(2)		14
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	(7)	(2)	(1)
Reclassification adjustments for net (gains) losses included in net income	4	1
Unrealized gains (losses) on available-for-sale securities, tax effect	(3)	(3)	1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	(12)	3	4
Net actuarial gains (losses) arising during the year, tax effect	43	73	59
Amortization of prior service cost included in net income, tax effect		(3)	(5)
Amortization of net actuarial loss included in net income, tax effect	(25)	(31)	(22)
Net losses from pension settlements included in net income, tax effect	(132)	(6)	(4)
Changes attributable to divestments, tax effect	(35)
Net change during the year	(161)	36	32
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect			2
Reclassification adjustments for net (gains) losses included in net income, tax effect	2		1
Net change during year, tax effect	2		3
Total other comprehensive income (loss), tax effect	(164)	33	50
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments	498	(130)	(627)
Gain on liquidation of foreign subsidiary	0	0	(31)
Changes attributable to divestments	519	(2)	12
Foreign currency translation adjustments, net of tax	1,017	(132)	(646)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	24	14	(4)
Reclassification adjustments for net (gains) losses included in net income	(14)	0	1
Changes attributable to divestments	(3)
Unrealized gains (losses) on available-for-sale securities	7	14	(3)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year	43	6	(7)
Net actuarial losses arising during the year	(200)	(220)	(352)
Amortization of prior service credit included in net income	(11)	(28)	(24)
Amortization of net actuarial loss included in net income	88	68	69
Net (gains) losses from pension settlements included in net income	518	32	19
Changes attributable to divestments, net of tax	151
Net change, net of tax	589	(142)	(295)
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year	2	20	(49)
Reclassification adjustments for net (gains) losses included in net income	0	(9)	21
Unrealized gains (losses) of cash flow hedge derivatives	2	11	(28)
Total other comprehensive income (loss), net of tax	$ 1,615	$ (249)	$ (972)